COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($) provider	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) provider	Jun. 30, 2022 USD ($)	Jan. 01, 2021 provider
Other Commitments [Line Items]
Option agreement, number of providers | provider	2		2		2
Other income (expense)	$ 121,601	$ (127,455)	$ (21,651)	$ (242,247)
Expense Support Agreement | Variable Interest Entity, Not Primary Beneficiary
Other Commitments [Line Items]
Other income (expense)	$ 0		$ 29,721